UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:          International Specialty Products Inc.
Address:       300 Delaware Avenue, Suite 303
               Wilmington, Delaware  19801

Form 13F File Number:  028-05874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard A. Weinberg
Title:         Executive Vice President and General Counsel
Phone:         973-628-3520

Signature, Place, and Date of Signing:

 /s/ Richard A. Weinberg    Wayne, New Jersey      May 14, 2004
--------------------------  -------------------    -------------
      [Signature]              [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:               4

Form 13F Information Table Value Total:         $86,987
                                               (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number          Name
---        --------------------          ----

2                    028-06621           ISP Investco LLC

3                    028-06623           International Specialty Holdings Inc.

NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.



Column 1                        Column 2       Column 3     Column 4     Column 5     Column 6    Column 7            Column 8

                                  Title                                   Shares
                                   Of                         Value         or       Investment    Other         Voting Authority
Name of Issuer                    Class          CUSIP     (x $1,000)    Prin Amt    Discretion   Managers   Sole    Shared    None
--------------                    -----          -----     ----------    --------    ----------   --------   ----    ------    ----
FleetBoston Finl Corp.             COM         339030108       51,815  1,152,250 SH    DEFINED      2,3             1,152,250
Northrop Grumman                   COM         666807102       19,726    200,422 SH    DEFINED      2,3                19,726
Dreyer's Grand Ice Cream     COM A CALL PUT    261877104       14,753    186,435 SH    DEFINED      2,3               186,435
Danaher Corp.                      COM         235851102          694      7,435 SH    DEFINED      2,3                 7,435

                                              Column Total     86,987

Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.



As of 3/31/04